Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2025	Jun. 20, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2026
C000260537
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Large Cap Core ETF
Accumulated Value		$ 10,404	$ 10,000	$ 11,261	$ 11,519	$ 10,810	$ 12,042
C000260538
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Large Cap Growth ETF
Accumulated Value		10,492	10,000	11,479	11,720	10,709	12,145
C000260539
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Large Cap Value ETF
Accumulated Value		10,288	10,000	10,912	11,231	11,308	12,112
C000260535
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Dynamic Total Market ETF
Accumulated Value		10,356	10,000	11,083	11,294	11,122	12,285
C000260536
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Global Equity ETF
Accumulated Value		10,352	10,000	10,995	11,476	11,568	12,628
C000260533
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Core Bond ETF
Accumulated Value		10,096	10,000	10,302	10,391	10,388	10,400
C000260541
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Short Term Bond ETF
Accumulated Value		10,044	10,000	10,196	10,307	10,313	10,337
C000260540
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Long Term Bond ETF
Accumulated Value		10,140	10,000	10,435	10,420	10,391	10,382
C000260534
Account Value [Line Items]
Line Graph and Table Measure Name								Bluemonte Diversified Income ETF
Accumulated Value		10,068	10,000	10,289	10,405	10,553	10,768
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]							S&P 500 Index (USD) (TR)
Accumulated Value		10,400	10,000	11,244	11,543	11,043	12,201
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]							S&P 500 Index (USD) (TR)
Accumulated Value		10,400	10,000	11,244	11,543	11,043	12,201
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]							S&P 500 Index (USD) (TR)
Accumulated Value		10,400	10,000	11,244	11,543	11,043	12,201
S&P Total Market Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]							S&P Total Market Index (USD) (TR)
Accumulated Value		10,394	10,000	11,248	11,513	11,054	12,206
MSCI ACWI Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[6]							MSCI ACWI Index (USD) (TR)
Accumulated Value		10,368	10,000	11,170	11,546	11,187	12,330
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]							Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,104	10,000	10,309	10,423	10,418	10,430
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]							Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,104	10,000	10,309	10,423	10,418	10,430
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]							Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,104	10,000	10,309	10,423	10,418	10,430
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]							Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		$ 10,104	$ 10,000	$ 10,309	$ 10,423	$ 10,418	$ 10,430

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	ACWI – All Country World Index
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.